Noncontrolling Interests (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net income attributable to TDS shareholders	$ 81,861,000	$ 200,566,000	$ 144,849,000
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(8,854,000)	(8,555,000)	(7,180,000)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	4,789,000	(7,723,000)	(2,964,000)
Purchase of ownership in subsidiary from noncontrolling interest	4,397,000		(3,510,000)
Net transfers (to) from noncontrolling interests	332,000	(16,278,000)	(13,654,000)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	82,193,000	184,288,000	131,195,000
Redeemable noncontrolling interest
Settlement value of mandatorily redeemable noncontrolling interests	141,100,000
Carrying value of mandatorily redeemable noncontrolling interests	$ 51,100,000
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2107